SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 964,215	$ 1,236,671
Work in progress	916,949	510,803
Self-produced products	562,577	485,344
Purchased products - clean-energy equipment	1,106,968	935,644
Purchased products - digitalization and integration equipment	102,671	2,228,172
Total inventories	$ 3,653,380	$ 5,396,634